General and administrative	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
General and administrative

19. General and administrative

Components of general and administrative expenses for the three months ended March 31, 2025, and 2024 were as follows:

	2025	2024
	$	$
Professional fees	355,722	858,423
Investor relations	358,901	272,162
Salaries, wages and benefits	337,839	379,452
Consulting fees	125,144	218,961
Office and general administrative	138,705	186,071
Foreign exchange loss	11,800	4,143
	1,328,111	1,919,212